Schedule II	12 Months Ended
Dec. 31, 2013
Schedule II
Schedule II [Text Block]

SCHEDULE II

THE TRAVELERS COMPANIES, INC.
(Parent Company Only)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(in millions)

CONDENSED STATEMENT OF INCOME

For the year ended December 31,	2013	2012	2011
Revenues
Net investment income	$7	$9	$8
Net realized investment gains (losses)(1)	2	—	(5)
Other revenues	—	(1)	—

Total revenues	9	8	3

Expenses
Interest	308	305	313
Other	13	4	27

Total expenses	321	309	340

Loss before income taxes and net income of subsidiaries	(312)	(301)	(337)
Income tax benefit	(170)	(119)	(199)

Loss before net income of subsidiaries	(142)	(182)	(138)
Net income of subsidiaries	3,815	2,655	1,564

Net income	$3,673	$2,473	$1,426

(1)
The parent company had no other-than-temporary impairment gains or losses recognized in net realized investment gains (losses) or in other comprehensive income during the years ended December 31, 2013, 2012 and 2011.

        The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31,	2013	2012	2011
Consolidated net income	$3,673	$2,473	$1,426

Other comprehensive income—parent company:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	19	10	(2)
Having credit losses recognized in the consolidated statement of income	—	—	—
Net changes in benefit plan assets and obligations	616	(58)	(303)

Other comprehensive income (loss) before income taxes and other comprehensive income (loss) of subsidiaries	635	(48)	(305)
Income tax expense (benefit)	222	(17)	(106)

Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	413	(31)	(199)
Other comprehensive income (loss) of subsidiaries	(1,839)	262	949

Consolidated other comprehensive income (loss)	(1,426)	231	750

Consolidated comprehensive income	$2,247	$2,704	$2,176

        The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED BALANCE SHEET

At December 31,	2013	2012
Assets
Fixed maturities	$37	$38
Equity securities	130	106
Short-term securities	1,523	1,958
Investment in subsidiaries	28,616	28,562
Other assets	144	26

Total assets	$30,450	$30,690

Liabilities
Debt	$5,654	$5,159
Other liabilities	10	136

Total liabilities	5,664	5,295

Shareholders' equity
Common stock (1,750.0 shares authorized, 353.5 and 377.4 shares issued and outstanding)	21,500	21,161
Retained earnings	24,281	21,342
Accumulated other comprehensive income	810	2,236
Treasury stock, at cost (401.5 and 372.3 shares)	(21,805)	(19,344)

Total shareholders' equity	24,786	25,395

Total liabilities and shareholders' equity	$30,450	$30,690

        The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED STATEMENT OF CASH FLOWS

For the year ended December 31,	2013	2012	2011
Cash flows from operating activities
Net income	$3,673	$2,473	$1,426
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(3,815)	(2,655)	(1,564)
Dividends received from consolidated subsidiaries	2,423	1,920	2,300
Capital contributed to subsidiaries	(500)	—	(10)
Deferred federal income tax (benefit) expense	(59)	52	43
Change in income taxes payable	48	(1)	(162)
Other	238	(16)	28

Net cash provided by operating activities	2,008	1,773	2,061

Cash flows from investing activities
Net sales of short-term securities	435	381	1,276
Other investments, net	(3)	(8)	(41)

Net cash provided by investing activities	432	373	1,235

Cash flows from financing activities
Payment of debt	—	(258)	—
Issuance of debt	494	—	—
Dividends paid to shareholders	(729)	(694)	(665)
Issuance of common stock—employee share options	206	295	314
Treasury stock acquired—share repurchase authorization	(2,400)	(1,474)	(2,919)
Treasury stock acquired—net employee share-based compensation	(61)	(53)	(46)
Other	51	38	18

Net cash used in financing activities	(2,439)	(2,146)	(3,298)

Net increase (decrease) in cash	1	—	(2)
Cash at beginning of year	2	2	4

Cash at end of year	$3	$2	$2

Supplemental disclosure of cash flow information
Cash received during the year for taxes	$210	$207	$97
Cash paid during the year for interest	$295	$302	$309

        The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.     GUARANTEES

        In the ordinary course of selling businesses to third parties, The Travelers Companies, Inc. (TRV) has agreed to indemnify purchasers for losses arising out of breaches of representations and warranties with respect to the businesses being sold, covenants and obligations of TRV and/or its subsidiaries following the closing, and in certain cases obligations arising from undisclosed liabilities or adverse reserve development. Such indemnification provisions generally are applicable from the closing date to the expiration of the relevant statutes of limitations, although, in some cases, there may be agreed upon term limitations or no term limitations. Certain of these contingent obligations are subject to deductibles which have to be incurred by the obligee before TRV is obligated to make payments. The maximum amount of TRV's contingent obligation for indemnifications related to the sale of businesses that are quantifiable was $93 million at December 31, 2013, of which $9 million was recognized on the balance sheet at that date.

        TRV also has contingent obligations for guarantees related to its subsidiary's debt obligations and various other indemnifications. TRV also provides standard indemnifications to service providers in the normal course of business. The indemnification clauses are often standard contractual terms. Certain of these guarantees and indemnifications have no stated or notional amounts or limitation to the maximum potential future payments, and, accordingly, TRV is unable to develop an estimate of the maximum potential payments for such arrangements.

        TRV fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and Travelers Insurance Group Holdings Inc. (TIGHI). The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.